Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Turnover	£ 30,821	£ 30,186	£ 27,889
Cost of sales	(10,241)	(10,342)	(9,290)
Gross profit	20,580	19,844	18,599
Selling, general and administration	(9,915)	(9,672)	(9,366)
Research and development	(3,893)	(4,476)	(3,628)
Royalty income	299	356	398
Other operating income/(expense)	(1,588)	(1,965)	(3,405)
Operating profit	5,483	4,087	2,598
Finance income	81	65	72
Finance expense	(798)	(734)	(736)
Profit on disposal of interest in associates	3	94
Share of after tax profits of associates and joint ventures	31	13	5
Profit before taxation	4,800	3,525	1,939
Taxation	(754)	(1,356)	(877)
Profit after taxation for the year	4,046	2,169	1,062
Profit attributable to non-controlling interests	423	637	150
Profit attributable to shareholders	3,623	1,532	912
Profit after taxation for the year	£ 4,046	£ 2,169	£ 1,062
Basic earnings per share (pence)	£ 0.737	£ 0.314	£ 0.188
Diluted earnings per share (pence)	£ 0.729	£ 0.310	£ 0.186